UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-8056

                             MMA Praxis Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                   P.O. Box 5356, Cincinnati, Ohio 45201-5356
--------------------------------------------------------------------------------
                    (Address of principal executive offices)
                                   (Zip code)

 Integrated Investment Services, Inc., 303 Broadway, Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (800)-362-8000

Date of fiscal year end: 12/31

Date of reporting period: 09/30/2006

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.


MMA PRAXIS CORE STOCK FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                          SHARES       VALUE

COMMON STOCKS -- 97.4%
ADVERTISING SERVICES -- 0.3%
WPP Group plc ADR (b)                                     15,700   $    969,161
                                                                   ------------
AUTOMOTIVE -- 0.3%
CarMax, Inc. (a)                                          22,200        925,962
                                                                   ------------
BANKS -- 7.6%
Commerce Bancorp, Inc. (b)                                68,700      2,521,977
Hsbc Holdings plc                                        611,749     11,160,711
State Street Corp.                                        11,600        723,840
Wells Fargo & Co.                                        292,000     10,564,560
                                                                   ------------
                                                                     24,971,088
                                                                   ------------

BROADCASTING/CABLE -- 4.6%
Comcast Corp., Class A (a)(b)                            331,300     12,195,153
Liberty Media Holding Corp - Capital, Series A (a)        12,335      1,030,836
NTL, Inc. (b)                                             72,658      1,847,693
                                                                   ------------
                                                                     15,073,682
                                                                   ------------

BROKERAGE SERVICES -- 5.0%
JPMorgan Chase & Co.                                     351,000     16,482,960
                                                                   ------------

BUILDING MATERIALS & CONSTRUCTION -- 0.9%
Vulcan Materials Co.                                      37,000      2,895,250
                                                                   ------------

BUSINESS SERVICES -- 1.6%
Iron Mountain, Inc. (a)(b)                               125,400      5,384,676
                                                                   ------------

COMPUTER EQUIPMENT & SERVICES -- 0.3%
Nokia Oyj ADR (b)                                         46,500        915,585
                                                                   ------------

COMPUTERS & PERIPHERALS -- 1.5%
Dell, Inc. (a)(b)                                        114,000      2,603,760
Hewlett-Packard Co.                                       64,700      2,373,843
                                                                   ------------
                                                                      4,977,603
                                                                   ------------

CONSTRUCTION -- 0.9%
Martin Marietta Materials, Inc.                           33,200      2,809,384
                                                                   ------------

CONSUMER FINANCIAL SERVICES -- 6.7%
American Express Co.                                     312,300     17,513,784
H&R Block, Inc. (b)                                      210,000      4,565,400
                                                                   ------------
                                                                     22,079,184
                                                                   ------------

CONSUMER GOODS & SERVICES -- 1.4%
Procter & Gamble Co.                                      71,400   $  4,425,372
                                                                   ------------

CONTAINERS - PAPER & PLASTIC -- 2.2%
Sealed Air Corp. (b)                                     135,000      7,306,200
                                                                   ------------

COSMETICS & TOILETRIES -- 0.5%
Avon Products, Inc.                                       49,100      1,505,406
                                                                   ------------

E-COMMERCE -- 1.4%
Amazon.com, Inc. (a)(b)                                   68,000      2,184,160
Expedia, Inc. (a)(b)                                      25,300        396,704
IAC/InterActiveCorp. (a)(b)                               22,200        638,472
Liberty Media Holding Corp - Interactive, Class A (a)     61,675      1,256,937
                                                                   ------------
                                                                      4,476,273
                                                                   ------------

FINANCIAL SERVICES -- 6.1%
Ameriprise Financial, Inc.                                86,500      4,056,850
Citigroup, Inc.                                          164,900      8,190,583
Moody's Corp.                                             78,800      5,151,944
Morgan Stanley                                            36,500      2,661,215
                                                                   ------------
                                                                     20,060,592
                                                                   ------------

FOOD PRODUCTS -- 0.8%
The Hershey Co. (b)                                       46,500      2,485,425
                                                                   ------------

INSURANCE -- 14.5%
American International Group, Inc. (b)                   255,800     16,949,308
Aon Corp.                                                 74,900      2,536,863
Berkshire Hathaway, Inc., Class A (a)                        130     12,454,000
Chubb Corp. (b)                                           20,300      1,054,788
Markel Corp. (a)(b)                                          700        287,462
Principal Financial Group, Inc.                           23,400      1,270,152
Sun Life Financial, Inc. (b)                              14,000        574,980
The Progressive Corp.                                    362,000      8,883,480
Transatlantic Holdings, Inc. (b)                          61,500      3,715,215
                                                                   ------------
                                                                     47,726,248
                                                                   ------------

MANUFACTURING -- 4.7%
Tyco International Ltd.                                  554,100     15,509,259
                                                                   ------------

METAL MINING -- 0.2%
Rio Tinto plc                                             16,900        799,519
                                                                   ------------

MINERALS -- 0.3%
BHP Billiton plc                                          47,600        821,627
                                                                   ------------

MULTIMEDIA -- 1.9%
News Corp., Class A                                      316,300      6,215,295
                                                                   ------------

NEWSPAPERS -- 0.3%
Gannett Co., Inc. (b)                                     19,500   $  1,108,185
                                                                   ------------

OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 10.2%
ConocoPhillips                                           247,900     14,757,487
Devon Energy Corp.                                       130,200      8,222,130
EOG Resources, Inc. (b)                                  111,700      7,266,085
Transocean, Inc. (a)                                      41,600      3,046,368
                                                                   ------------
                                                                     33,292,070
                                                                   ------------

PHARMACEUTICALS -- 2.7%
Cardinal Health, Inc.                                     55,000      3,615,700
Caremark Rx, Inc.                                         93,300      5,287,311
                                                                   ------------
                                                                      8,903,011
                                                                   ------------

RECREATIONAL PRODUCTS -- 2.2%
Harley-Davidson, Inc. (b)                                116,400      7,304,100
                                                                   ------------

RETAIL -- 8.2%
Bed Bath & Beyond, Inc. (a)                               56,900      2,176,994
Costco Wholesale Corp.                                   285,400     14,178,672
Lowe's Cos., Inc.                                         65,200      1,829,512
Wal-Mart Stores, Inc.                                    175,900      8,675,388
                                                                   ------------
                                                                     26,860,566
                                                                   ------------

RETAIL - ONLINE -- 0.3%
Hunter Douglas N.V                                        11,700        820,402
                                                                   ------------

SAVINGS & LOANS -- 3.9%
Golden West Financial Corp.                              166,000     12,823,500
                                                                   ------------

SCHOOLS & EDUCATIONAL SERVICES -- 0.4%
Apollo Group, Inc., Class A (a)                           27,400      1,349,176
                                                                   ------------

SOFTWARE & COMPUTER SERVICES -- 2.6%
Microsoft Corp.                                          315,300      8,617,149
                                                                   ------------

TELECOMMUNICATIONS -- 1.9%
SK Telecom Co. Ltd. ADR (b)                               79,500      1,878,585
Sprint Nextel Corp. (b)                                  246,100      4,220,615
                                                                   ------------
                                                                      6,099,200

                                                                   ------------
TRANSPORTATION SERVICES -- 1.0%
Kuehne & Nagel International AG                           19,000      1,314,379
United Parcel Service, Inc., Class B                      29,000      2,086,260
                                                                   ------------
                                                                      3,400,639
                                                                   ------------
TOTAL COMMON STOCKS                                                 319,393,749
                                                                   ------------

U.S. GOVERNMENT AGENCIES -- 1.3%

COMMERCIAL PAPER -- 1.3%
Three Pillars, 5.37%, 10/2/06                          4,234,000   $  4,233,368
                                                    ------------   ------------
CORPORATE NOTES -- 1.2%
COMMUNITY DEVELOPMENT -- 1.2%
MMA Community Development Investment,
Inc., 2.98%, 1/1/07, (c)+                              1,495,000      1,495,000
MMA Community Development Investment,
Inc., 4.47%, 1/1/07, (c)+                              2,370,000      2,370,000
                                                                   ------------

TOTAL CORPORATE NOTES                                                 3,865,000
                                                                   ------------
SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 17.7%
SHORT TERM -- 17.7%
Krediet Bank Letter of Credit                            410,832        410,832
Northern Institutional Liquid Asset Portfolio         57,596,366     57,596,366
                                                                   ------------

TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING           58,007,198
                                                                   ------------

TOTAL INVESTMENTS (Cost $366,512,208) -- 117.6%
                                                                   $385,499,315

   Liabilities in excess of other assets -- (17 6%)                 (57,713,843)
                                                                   ------------

NET ASSETS -- 100.0%                                               $327,785,472
                                                                   ============

------------------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of September 30, 2006.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.98% - 12/01, $1,495,000 and MMA Community Development Investment, Inc., 4.47% - 12/01, $2,370,000. At September 30, 2006, these securities had an aggregate market value of $3,865,000 representing 1.2% of net assets.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2006. Date presented reflects next rate change date.

ADR - American Depositary Receipt

plc - Public Liability Co.

                                                                     UNREALIZED
FUTURES CONTRACTS PURCHASED                             CONTRACTS   APPRECIATION
                                                        ---------   ------------
S&P 500 Index Futures Contract, expiring December, 2006
(underlying face amount at value $4,372,550)                13        $118,625

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

MMA PRAXIS INTERMEDIATE INCOME FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                                       PRINCIPAL
                                                                         AMOUNT          VALUE
ASSET BACKED SECURITIES -- 3.5%
Ford Credit Auto Owner Trust, 4.17%, 1/15/09                          $    925,209    $    919,391
Ford Credit Auto Owner Trust, 4.30%, 8/15/09                             1,000,000         989,549
Honda Auto Receivables Owner Trust, 4.15%, 10/15/10                      1,000,000         984,589
Massachusetts RRB Special Purpose Trust, 3.78%, 9/15/10                    902,701         889,089
MBNA Credit Card Master Note Trust, Series 2003-A1, 3.30%, 7/15/10       1,375,000       1,341,815
MBNA Credit Card Master Note Trust, Series 2005-A1, 4.20%, 9/15/10       1,000,000         987,265
PG&E Energy Recovery Funding LLC, 3.87%, 6/25/11                         1,365,000       1,341,563
Residential Funding Mortgage Securities, 5.53%, 1/25/36                  1,000,000         999,400
Wachovia Auto Loan Owner Trust, 5.10%, 7/20/11 (a)                       1,000,000       1,000,000
                                                                                      ------------
TOTAL ASSET BACKED SECURITIES                                                            9,452,661
                                                                                      ------------
COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.3%
JP Morgan Securities, Inc., 4.50%, 9/25/19                                 759,082         743,249
                                                                                      ------------

COMMERCIAL MORTGAGE BACKED SECURITIES -- 4.4%
Bear Stearns Commercial Mortgage Securities, 5.12%, 2/11/41              1,000,000         985,431
Bear Stearns Commercial Mortgage Securities, 4.67%, 6/11/41              1,000,000         955,359
Bear Stearns Commercial Mortgage Securities, 5.54%, 9/11/41              2,000,000       2,027,512
Bear Stearns Commercial Mortgage Securities, 4.56%, 2/13/42              1,000,000         983,949
Bear Stearns Commercial Mortgage Securities, 5.13%, 10/12/42             1,125,000       1,122,578
JP Morgan Chase Commercial Mortgage Securities, 5.40%, 5/15/45           1,000,000       1,001,020
JP Morgan Chase Commercial Mortgage Securities, 4.63%, 3/15/46           1,000,000         984,594
JP Morgan Trust, 4.90%, 10/15/42                                         1,000,000         978,092
Morgan Stanley Capital, 5.01%, 1/14/42                                   1,000,000         989,733
Morgan Stanley Capital, 4.83%, 6/12/47                                   1,000,000         982,110
Morgan Stanley Capital I, 5.98%, 8/12/41                                 1,000,000       1,040,047
                                                                                      ------------
TOTAL COMMERCIAL MORTGAGE BACKED SECURITIES                                             12,050,425
                                                                                      ------------

CORPORATE BONDS -- 22.7%
AGRICULTURAL SERVICES -- 0.5%
Cargill, Inc., 7.50%, 9/1/26 (a)                                         1,250,000       1,492,253
                                                                                      ------------

ASSET MANAGEMENT -- 0.5%
Legg Mason, Inc., 6.75%, 7/2/08                                          1,300,000       1,332,180
                                                                                      ------------

BANKING -- 0.4%
Citigroup, Inc., 5.13%, 5/5/14 (b)                                       1,000,000         987,289
                                                                                      ------------

BROADCASTING/CABLE -- 0.7%
Comcast Corp., 5.85%, 1/15/10 (b)                                        1,000,000       1,014,198
Cox Communications, Inc., 4.63%, 1/15/10 (b)                             1,000,000         972,708
                                                                                      ------------
                                                                                         1,986,906
                                                                                      ------------

BROKERAGE SERVICES -- 0.8%
Goldman Sachs Group, 6.65%, 5/15/09                                      1,000,000    $  1,036,853
Lehman Brothers Holdings, 7.00%, 2/1/08 (b)                              1,000,000       1,020,781
                                                                                      ------------
                                                                                         2,057,634
                                                                                      ------------

COMMERCIAL BANKS -- 1.3%
Bank of America Corp., 7.75%, 8/15/15                                    1,000,000       1,157,120
State Street Corp., 7.35%, 6/15/26                                       1,000,000       1,194,202
Wells Fargo Co., 5.13%, 9/1/12 (b)                                       1,250,000       1,248,968
                                                                                      ------------
                                                                                         3,600,290
                                                                                      ------------

COMMERCIAL BANKS - SOUTHERN U.S. -- 0.7%
Bank One Texas, 6.25%, 2/15/08                                           1,950,000       1,973,907
                                                                                      ------------

CONSTRUCTION -- 0.7%
D.R. Horton, Inc., 8.50%, 4/15/12                                        1,300,000       1,362,274
KB Home, 8.63%, 12/15/08                                                   500,000         512,435
                                                                                      ------------
                                                                                         1,874,709
                                                                                      ------------

ELECTRIC - INTEGRATED -- 1.4%
Alabama Power Co., Series V, 5.60%, 3/15/33                              1,000,000         984,240
Midamerican Energy Co., 6.75%, 12/30/31                                  1,500,000       1,673,327
Puget Sound Energy, Inc., 6.74%, 6/15/18                                 1,000,000       1,076,409
                                                                                      ------------
                                                                                         3,733,976
                                                                                      ------------

ELECTRIC SERVICES -- 0.7%
AEP Texas North Co., Series B, 5.50%, 3/1/13                             1,000,000         994,461
FPL Energy Caithness Funding, 7.65%, 12/31/18 (a)                          780,813         849,978
                                                                                      ------------
                                                                                         1,844,439
                                                                                      ------------

ELECTRONIC COMPONENTS - SEMICONDUCTORS -- 0.4%
Applied Materials, Inc., 7.13%, 10/15/17                                 1,000,000       1,087,881
                                                                                      ------------

FINANCE - AUTO LOANS -- 0.5%
Ford Motor Credit Co., 7.25%, 10/25/11                                   1,000,000         943,076
General Motors Acceptance Corp., 6.75%, 12/1/14 (b)                        500,000         488,128
                                                                                      ------------
                                                                                         1,431,204
                                                                                      ------------

FINANCIAL SERVICES -- 1.2%
General Electric Capital Corp., 6.88%, 11/15/10 (b)                      1,000,000    $  1,063,874
General Electric Capital Corp., 6.75%, 3/15/32 (b)                       1,000,000       1,143,040
SLM Corp., 4.00%, 1/15/09                                                1,000,000         973,932
                                                                                      ------------
                                                                                         3,180,846
                                                                                      ------------

FIRE, MARINE & CASUALTY INSURANCE -- 0.4%
Berkley Corp., 5.13%, 9/30/10                                            1,000,000         991,281
                                                                                      ------------

FOOD PROCESSING -- 0.7%
Dean Foods Co., 8.15%, 8/1/07                                              750,000         760,313
Hormel Foods Corp., 6.63%, 6/1/11                                        1,000,000       1,057,348
                                                                                      ------------
                                                                                         1,817,661
                                                                                      ------------

GENERAL MEDICAL & SURGICAL HOSPITALS -- 0.2%
HCA, Inc., 6.95%, 5/1/12                                                   500,000         438,125
                                                                                      ------------

GOVERNMENTS (FOREIGN) -- 0.2%
Province of Ontario, 5.70%, 12/1/08                                        500,000         462,709
                                                                                      ------------

INSURANCE -- 1.9%
Allstate Corp., 7.50%, 6/15/13                                           1,100,000       1,226,982
American International Group, 6.25%, 5/1/36                              1,000,000       1,050,671
Fidelity National Title, 7.30%, 8/15/11                                  1,000,000       1,052,045
Old Republic International Corp., 7.00%, 6/15/07                         1,000,000       1,006,369
Principal Life Global, 6.25%, 2/15/12 (a)                                1,000,000       1,045,850
                                                                                      ------------
                                                                                         5,381,917
                                                                                      ------------

INTERNAL COMBUSTION ENGINES, N.E.C. -- 0.4%
Briggs & Stratton Corp., 8.88%, 3/15/11                                  1,000,000       1,100,045
                                                                                      ------------

MEDICAL - BIOMEDICAL/GENETIC -- 0.5%
Amgen, Inc., 4.00%, 11/18/09 (b)                                         1,500,000       1,454,075
                                                                                      ------------

NATURAL GAS PRODUCTION AND/OR DISTRIBUTION -- 1.8%
Indiana Gas Co., 6.55%, 6/30/28                                            250,000         264,378
Keyspan Gas East, 7.88%, 2/1/10                                          1,250,000       1,344,875
National Fuel Gas Co., 6.30%, 5/27/08                                    1,000,000       1,013,814
Northern Natural Gas, 5.38%, 10/31/12 (a)                                1,000,000         998,727
Southern Union Co., 8.25%, 11/15/29                                      1,050,000       1,164,742
                                                                                      ------------
                                                                                         4,786,536
                                                                                      ------------

NETWORKING -- 0.4%
Cisco Systems, Inc., 5.25%, 2/22/11                                      1,000,000       1,004,209
                                                                                      ------------

OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 1.8%
Burlington Resources, Inc., 7.38%, 3/1/29                                1,073,000    $  1,291,021
Conoco, Inc., 6.95%, 4/15/29 (b)                                         1,075,000       1,239,758
Pemex Project, 7.38%, 12/15/14                                             500,000         540,500
Ras Laffan, 5.83%, 9/30/16 (a)                                           1,000,000       1,005,090
XTO Energy, Inc., 7.50%, 4/15/12                                         1,000,000       1,090,309
                                                                                      ------------
                                                                                         5,166,678
                                                                                      ------------

PUBLISHING - JOURNALS -- 0.5%
Thomson Corp., 6.20%, 1/5/12                                             1,200,000       1,238,356
                                                                                      ------------

REAL ESTATE -- 0.4%
EOP Operating LP, 7.00%, 7/15/11 (b)                                     1,000,000       1,058,558
                                                                                      ------------

RESTAURANTS -- 0.4%
YUM! Brands, Inc., 8.88%, 4/15/11 (b)                                    1,000,000       1,130,707

                                                                                      ------------

RETAIL - BUILDING PRODUCTS -- 0.4%
Home Depot, Inc., 5.40%, 3/1/16 (b)                                      1,000,000         993,401
                                                                                      ------------

RETAIL - DISCOUNT -- 0.8%
Dollar General Corp., 8.63%, 6/15/10                                     1,000,000       1,057,500
Wal-Mart Stores, 7.55%, 2/15/30 (b)                                      1,000,000       1,228,338
                                                                                      ------------
                                                                                         2,285,838
                                                                                      ------------

RETAIL - FOOD -- 0.4%
Delhaize America, Inc., 8.13%, 4/15/11                                   1,000,000       1,073,288
                                                                                      ------------

SUPRANATIONAL BANK -- 0.4%
Corporation Andina de Fomento, 5.20%, 5/21/13                            1,000,000         979,488
                                                                                      ------------

TELECOMMUNICATIONS -- 0.2%
Embarq Corp., 6.74%, 6/1/13 (b)                                            500,000         514,438
                                                                                      ------------

TELEPHONE - INTEGRATED -- 0.4%
Sprint Capital Corp., 7.63%, 1/30/11 (b)                                 1,000,000       1,076,711
                                                                                      ------------

TRANSPORTATION SERVICES -- 0.4%
Golden State Petroleum Transportation, 8.04%, 2/1/19                     1,000,000       1,032,890
                                                                                      ------------

UTILITIES - NATURAL GAS -- 0.4%
Michigan Consolidated Gas Co., 8.25%, 5/1/14                             1,000,000       1,159,502
                                                                                      ------------

TOTAL CORPORATE BONDS                                                                   61,729,927
                                                                                      ------------

CORPORATE NOTES -- 1.2%
COMMUNITY DEVELOPMENT -- 1.2%
MMA Community Development Investment, Inc., 2.98%, 1/1/07, (c)+          1,350,000    $  1,350,000
MMA Community Development Investment, Inc., 4.47%, 1/1/07, (c)+          2,025,000       2,025,000
                                                                                      ------------
TOTAL CORPORATE NOTES                                                                    3,375,000
                                                                                      ------------
INTEREST ONLY BONDS -- 0.5%
FREDDIE MAC -- 0.4%
5.00%, 5/15/23                                                           1,810,261          69,515
5.00%, 4/15/29                                                           2,000,000         422,984
5.50%, 11/15/32                                                          1,200,000         439,264
                                                                                      ------------
                                                                                           931,763
                                                                                      ------------

GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 0.1%
1.03%, 4/16/07                                                          10,812,229         386,113
                                                                                      ------------

TOTAL INTEREST ONLY BONDS                                                                1,317,876
                                                                                      ------------
MUTUAL FUND -- 0.6%
MUTUAL FUNDS -- 0.6%
Pax World High Yield Fund                                                  187,869       1,574,342
                                                                                      ------------

U.S. GOVERNMENT AGENCIES -- 66.4%
FANNIE MAE -- 31.4%
5.25%, 1/15/09 (b)                                                       4,400,000       4,427,830
7.25%, 1/15/10 (b)                                                       2,950,000       3,157,382
7.45%, 10/1/11                                                           3,011,478       3,006,148
6.13%, 3/15/12 (b)                                                       3,700,000       3,909,346
4.38%, 3/15/13 (b)                                                       4,500,000       4,357,346
4.38%, 7/17/13 (b)                                                       5,250,000       5,057,388
4.13%, 4/15/14 (b)                                                       5,500,000       5,214,050
7.35%, 1/1/15                                                              345,673         373,066
5.00%, 4/15/15                                                           2,250,000       2,259,263
7.00%, 7/1/15                                                               19,205          19,896
5.00%, 7/1/18                                                              985,352         970,929
5.00%, 9/1/18                                                            1,213,312       1,195,553
7.00%, 11/1/19                                                             152,851         158,200
7.00%, 11/1/19                                                              81,169          84,010
5.00%, 7/1/23                                                            1,768,777       1,720,707
5.00%, 4/1/24                                                            1,750,142       1,700,192
5.00%, 4/1/25                                                            2,186,663       2,122,737
5.00%, 7/1/25                                                            1,974,710       1,916,980
5.00%, 10/1/25                                                           2,316,044       2,248,336
5.50%, 11/1/25                                                           1,848,945       1,835,775
8.50%, 9/1/26                                                              377,920         405,312
6.63%, 11/15/30 (b)                                                      2,500,000       3,001,875
6.50%, 5/1/31                                                              155,070         157,917
6.50%, 6/1/32                                                              358,654         366,568
6.00%, 10/1/32                                                             316,584         318,919
5.00%, 2/1/33                                                            1,577,209       1,520,883
5.50%, 3/1/33                                                              821,259         811,905
5.50%, 4/1/33                                                              641,413         633,702

5.52%, 6/1/33                                                              603,033    $    605,686
6.00%, 8/1/33                                                              611,230         614,049
4.29%, 10/1/33                                                           1,383,746       1,370,076
6.00%, 10/1/33                                                             693,877         697,077
4.10%, 2/1/34                                                            1,830,862       1,837,368
5.50%, 2/1/34                                                            1,277,457       1,258,598
5.50%, 2/1/34                                                            1,177,460       1,160,077
3.91%, 4/1/34                                                              613,585         628,752
4.18%, 5/1/34                                                              996,177         976,017
5.50%, 5/1/34                                                            1,277,479       1,262,122
6.00%, 8/1/34                                                            2,324,523       2,335,244
5.50%, 10/1/34                                                           1,466,712       1,447,787
5.50%, 11/1/34                                                           1,527,100       1,504,556
6.00%, 11/1/34                                                           2,772,433       2,785,220
5.50%, 1/1/35                                                            1,517,687       1,495,281
5.50%, 1/1/35                                                            2,265,771       2,236,537
5.00%, 10/1/35                                                           2,827,876       2,717,747
5.50%, 10/1/35                                                           3,490,362       3,440,411
6.00%, 10/1/35                                                           1,767,926       1,776,079
6.00%, 6/1/36                                                            1,956,321       1,965,343
                                                                                      ------------
                                                                                        85,066,242
                                                                                      ------------

FEDERAL FARM CREDIT BANK -- 0.7%
4.88%, 12/16/15                                                          2,000,000       1,985,024
                                                                                      ------------

FEDERAL HOME LOAN BANK -- 4.5%
5.15%, 10/2/06                                                           7,800,000       7,799,999
3.75%, 8/15/07                                                           1,000,000         987,910
4.13%, 8/13/10                                                           1,000,000         971,007
6.63%, 11/15/10                                                            900,000         953,821
3.88%, 6/14/13 (b)                                                         300,000         281,667
4.50%, 9/16/13 (b)                                                       1,250,000       1,216,519
                                                                                      ------------
                                                                                        12,210,923
                                                                                      ------------

FREDDIE MAC -- 26.4%
9.00%, 6/1/08                                                                  672             723
3.88%, 6/15/08 (b)                                                       5,000,000       4,909,649
6.75%, 1/15/09                                                             183,360         184,804
5.75%, 3/15/09 (b)                                                       5,450,000       5,549,075
3.75%, 7/15/09                                                           2,000,000       2,537,653
4.13%, 7/12/10 (b)                                                       1,987,000       1,933,488
4.00%, 9/1/10                                                            1,235,550       1,190,035
6.88%, 9/15/10 (b)                                                         831,000         889,233
5.00%, 7/15/14 (b)                                                       2,700,000       2,705,335
4.75%, 11/17/15 (b)                                                        500,000         491,837
4.75%, 1/19/16 (b)                                                       1,400,000       1,376,253
5.25%, 4/18/16 (b)                                                       2,500,000       2,551,368
5.50%, 7/18/16                                                           3,500,000       3,635,538
5.50%, 9/1/17                                                            1,079,287       1,081,389
6.00%, 9/1/17                                                            1,517,687       1,539,079
5.00%, 10/1/17                                                             802,083         790,591
5.50%, 11/1/17                                                           1,267,406       1,270,160

6.00%, 2/1/18                                                              769,626    $    780,723
5.00%, 5/1/18                                                              715,006         704,417
4.50%, 6/1/18                                                            2,040,622       1,971,575
5.00%, 9/1/18                                                            1,149,481       1,132,603
5.00%, 9/1/18                                                            1,100,187       1,083,893
5.00%, 10/1/18                                                           1,206,310       1,188,550
5.00%, 11/1/18                                                           1,192,989       1,175,321
5.00%, 4/1/19                                                            2,023,555       1,990,572
7.00%, 2/1/30                                                              903,118         927,604
7.50%, 7/1/30                                                              854,321         884,057
5.00%, 12/15/30                                                          2,000,000       1,955,130
6.50%, 2/1/31                                                               54,943          55,969
7.00%, 3/1/31                                                              469,499         482,228
6.75%, 3/15/31 (b)                                                       1,980,000       2,417,659
5.00%, 4/15/31                                                           2,000,000       1,956,663
6.50%, 8/1/31                                                               40,100          41,012
6.50%, 2/1/32                                                              367,777         376,140
6.00%, 10/1/32                                                           1,158,123       1,167,472
5.50%, 8/1/33                                                            1,721,437       1,702,531
5.50%, 11/1/33                                                           1,327,325       1,312,747
5.50%, 12/1/33                                                           1,066,924       1,055,206
2.93%, 5/1/34                                                              781,408         775,416
3.03%, 5/1/34                                                            1,247,721       1,226,570
6.00%, 11/1/34                                                           1,108,297       1,116,382
5.00%, 7/1/35                                                            1,854,556       1,784,623
5.00%, 7/1/35                                                            2,799,032       2,693,484
5.50%, 3/1/36                                                            1,985,198       1,958,741
5.50%, 6/1/36                                                            2,966,992       2,923,190
6.00%, 6/1/36                                                            1,993,985       2,004,427
                                                                                      ------------
                                                                                        71,481,115
                                                                                      ------------
GOVERNMENT NATIONAL MORTGAGE ASSOC. -- 2.0%
7.50%, 9/15/07                                                              21,119          22,105
6.75%, 4/15/16                                                             104,681         107,612
7.00%, 12/20/30                                                            166,793         171,581
6.50%, 4/20/31                                                             194,285         199,135
6.50%, 7/20/31                                                             165,327         169,163
6.50%, 10/20/31                                                            363,351         372,422
7.00%, 10/20/31                                                            103,495         106,466
7.00%, 3/20/32                                                             415,711         427,645
6.50%, 5/20/32                                                             215,454         220,740
5.50%, 1/20/34                                                             791,658         793,116
6.93%, 9/15/39                                                           2,032,360       2,109,364
6.85%, 10/15/39                                                            721,417         748,484
                                                                                      ------------
                                                                                         5,447,833
                                                                                      ------------
SMALL BUSINESS ADMINISTRATION -- 0.0%
6.00%, 9/25/18                                                             105,106         105,912
                                                                                      ------------

TENNESSEE VALLEY AUTHORITY -- 1.4%
6.25%, 12/15/17                                                          2,000,000       2,208,040
4.65%, 6/15/35                                                           1,750,000       1,615,525
                                                                                      ------------
                                                                                         3,823,565
                                                                                      ------------
TOTAL U.S. GOVERNMENT AGENCIES                                                         180,120,614
                                                                                      ------------

U.S. TREASURY OBLIGATIONS -- 0.0%
PRIVATE EXPORT FUNDING -- 0.0%
Export Funding Trust, Series 1995-A, Class A, 8.21%, 12/29/06               12,663    $     12,726
                                                                                      ------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 21.9%
SHORT TERM -- 21.9%

Fannie Mae 6.0%, 6/25/36                                                   107,785          98,034
Fannie Mae Pool #73845 6.75%, 1/1/07                                         5,203           4,566
Fannie Mae Pool #461452 6.30%, 2/1/08                                        8,047           2,641
Fannie Mae Pool #461499 7.50%, 11/1/10                                      40,884           5,146
Fannie Mae Pool #461376 6.40%, 10/1/11                                     112,617          30,814
Fannie Mae Pool #461426 6.86%, 12/1/12                                      35,988          18,802
Fannie Mae Pool #461492 5.60%, 4/1/13                                       15,135           3,657
Fannie Mae Pool #251981 6.00%, 9/1/13                                       31,624           2,803
Fannie Mae Pool #461371 6.54%, 8/1/15                                       53,154          12,137
Fannie Mae Pool #103362 6.61%, 12/1/17                                     199,031          11,871
Fannie Mae Pool #555315 5.50%, 2/1/18                                          250              20
Fannie Mae Pool #773875 5.50%, 5/1/19                                        1,103             732
Fannie Mae Pool #70416  6.94%, 7/1/19                                      427,424           5,037
Fannie Mae Pool #725603 5.50%, 7/1/19                                          353             212
Fannie Mae Pool #788411 5.00%, 8/1/19                                        3,717           2,803
Fannie Mae Pool #794203 5.00%, 9/1/19                                        1,704           1,367
Fannie Mae Pool #104820 6.60%, 9/1/19                                       71,640           1,517
Fannie Mae Pool #461428 5.59%, 3/1/20                                        4,300           1,991
Fannie Mae Pool #745393 4.50%, 9/1/20                                      795,380         710,060
Fannie Mae Pool #832734 5.50%, 9/1/20                                          230             208
Fannie Mae Pool #836049 5.50% 10/1/20                                          370             337
Fannie Mae Pool #840733 5.50% 11/1/20                                        2,404           2,174
Fannie Mae Pool #834846 5.50% 12/1/20                                          717             697
Fannie Mae Pool #866571 5.50%, 1/1/21                                        2,526           2,166
Fannie Mae Pool #781914 5.50%, 2/1/21                                          805             762
Fannie Mae Pool #879722 5.50%, 2/1/21                                          846             815
Fannie Mae Pool #845450 5.50%, 3/1/21                                          244             229
Fannie Mae Pool #865792 5.50%, 3/1/21                                          767             735
Fannie Mae Pool #869495 5.50%, 3/1/21                                        2,427           2,155
Fannie Mae Pool #880968 6.00%, 9/1/21                                       98,394         100,400
Fannie Mae Pool #124043 8.00%, 12/1/21                                     761,930           5,587
Fannie Mae Pool #460867 5.88%, 5/1/24                                       11,310           6,036
Fannie Mae Pool #461423 6.33%, 6/1/25                                        8,646           5,330
Fannie Mae Pool #47934 5.34%, 4/1/27                                       198,845           6,108
Fannie Mae Pool #252645 6.50%, 8/1/29                                       20,070           1,519
Fannie Mae Pool #572970 6.00%, 5/1/31                                          240              18
Fannie Mae Pool #461606 7.02%, 7/1/31                                        1,005             287
Fannie Mae Pool #630377 4.96%, 2/1/32                                          818              39
Fannie Mae Pool #633635 5.97%, 4/1/32                                       18,368             873
Fannie Mae Pool #545612 8.00%, 4/1/32                                        9,292             880
Fannie Mae Pool #661173 7.50%, 6/1/32                                       36,062           1,118
Fannie Mae Pool #545760 6.50%, 7/1/32                                          112              13
Fannie Mae Pool #676780 7.50%, 12/1/32                                      34,764           2,130
Fannie Mae Pool #682210 5.50%, 2/1/33                                      235,986         111,626
Fannie Mae Pool #555272 6.00%, 3/1/33                                    2,290,558         463,964
Fannie Mae Pool #555555 4.33%, 5/1/33                                       93,044          44,378
Fannie Mae Pool #762554 3.66%, 8/1/33                                          112              41
Fannie Mae Pool #461328 4.88%, 8/1/33                                       21,557          14,402
Fannie Mae Pool #729387 5.50%, 8/1/33                                      185,837         108,156
Fannie Mae Pool #712160 6.00%, 8/1/33                                      163,904          61,754
Fannie Mae Pool #737256 3.90%, 9/1/33                                        7,123           4,315
Fannie Mae Pool #742243 3.78%, 9/1/33                                       12,684           5,995
Fannie Mae Pool #555790 4.00%, 10/1/33                                     300,135         161,205
Fannie Mae Pool #461420 7.26%, 10/1/33                                     104,068          27,307
Fannie Mae Pool #555967 5.50%, 11/1/33                                         167              88
Fannie Mae Pool #731951 3.77%, 3/1/34                                          483             295
Fannie Mae Pool #725238 5.00%, 3/1/34                                    1,533,296       1,021,901
Fannie Mae Pool #725424 5.50%, 4/1/34                                    1,092,716         630,312
Fannie Mae Pool #786036 4.00%, 7/1/34                                          743             382
Fannie Mae Pool #790418 4.96%, 8/1/34                                        7,575           4,309

Fannie Mae Pool #725915 5.04%, 9/1/34                                       13,752    $      9,112
Fannie Mae Pool #806394 4.78%, 11/1/34                                      13,380          10,916
Fannie Mae Pool #725946 5.50%, 11/1/34                                     482,048         330,291
Fannie Mae Pool #735060 6.00%, 11/1/34                                     356,780         204,194
Fannie Mae Pool #735156 5.08%, 12/1/34                                      17,565          13,495
Fannie Mae Pool #781645 5.00%, 2/1/35                                        2,602           2,333
Fannie Mae Pool #815979 5.50%, 3/1/35                                      134,044         108,699
Fannie Mae Pool #735502 6.00%, 4/1/35                                    1,740,693       1,127,840
Fannie Mae Pool #821828 5.00%, 5/1/35                                        2,973           2,624
Fannie Mae Pool #255706 5.50%, 5/1/35                                      131,224         108,604
Fannie Mae Pool #824768 5.00%, 6/1/35                                      120,072         104,255
Fannie Mae Pool #773344 5.03%, 6/1/35                                        4,218           3,514
Fannie Mae Pool #829196 5.00%, 7/1/35                                      118,865         107,265
Fannie Mae Pool #826833 4.58%, 8/1/35                                       21,929          20,006
Fannie Mae Pool #826755 4.64%, 8/1/35                                        5,612           4,777
Fannie Mae Pool #797633 5.00%, 8/1/35                                      112,446         101,436
Fannie Mae Pool #832831 4.88%, 9/1/35                                        7,216           6,777
Fannie Mae Pool #839251 5.00%, 9/1/35                                      113,228         102,122
Fannie Mae Pool #891379 5.00%, 10/1/35                                     488,586         462,230
Fannie Mae Pool #851896 5.50%, 10/1/35                                     308,016         277,761
Fannie Mae Pool #848941 5.5%, 1/1/36                                       248,545         238,095
Fannie Mae Pool #822131 5.42%, 2/1/36                                        7,805           7,312
Fannie Mae Pool #872247 6.00%, 5/1/36                                      385,765         387,338
Fannie Mae Pool #872787 5.50%, 6/1/36                                      135,483         131,676
Fannie Mae Pool #885529 5.50%, 8/1/36                                      195,574         193,408
Fannie Mae Pool #893324 5.50%, 8/1/36                                      130,086         128,520
Fannie Mae Pool #885530 6.00%, 8/1/36                                      148,529         149,517
Fannie Mae Pool #885580 6.00%, 8/1/36                                       25,281          25,471
Fannie Mae Pool #880410 6.00%, 9/1/36                                      188,669         190,493
Fannie Mae Pool #882224 6.00%, 9/1/36                                      107,785         108,860
Fannie Mae Pool #559807 5.96%, 9/1/40                                      237,507          26,861
Fannie Mae Pool #559809 5.96%, 10/1/40                                     139,169          23,510
Freddie Mac Pool #M90758 4.5%, 8/1/07                                        3,866             456
Freddie Mac Pool #E65283 6.0%, 6/1/09                                       12,265             492
Freddie Mac Pool #E77152 6.0%, 6/1/14                                        5,535             567
Freddie Mac Pool #B15644 4.0%, 7/1/14                                        1,524           1,182
Freddie Mac Pool #G11225 6.0%, 10/1/14                                         709             118
Freddie Mac Pool #C90250 6.5%, 2/1/19                                       69,380           5,655
Freddie Mac Pool #G30151 6.5%, 4/1/19                                      209,713          16,252
Freddie Mac Pool #B14919 4.0%, 6/1/19                                        1,217             960
Freddie Mac Pool #G30153 6.5%, 6/1/19                                      208,137          14,969
Freddie Mac Pool #B15778 5.0%, 7/1/19                                          372             254
Freddie Mac Pool #B16186 5.0%, 8/1/19                                        4,774           3,562
Freddie Mac Pool #C90315 7.5%, 2/1/20                                       25,334           1,225
Freddie Mac Pool #B18237 4.0%, 4/1/20                                        2,414           1,634
Freddie Mac Pool #G18051 4.0%, 5/1/20                                        1,568           1,283
Freddie Mac Pool #B19347 4.0%, 5/1/20                                        1,133             983
Freddie Mac Pool #J02115 4.0%, 6/1/20                                          656             524
Freddie Mac Pool #G11773 5.0%, 10/1/20                                     122,652         105,377
Freddie Mac Pool #G12340 4.0%, 2/1/21                                      445,753         422,146
Freddie Mac Pool #390319 5.42%, 4/1/21                                     129,722           4,941
Freddie Mac Pool #G12342 5.50%, 8/1/21                                     505,475         501,545
Freddie Mac Pool #G12343 6.0%, 8/1/21                                      557,510         558,583
Freddie Mac Pool #J03203 6.0%, 8/1/21                                      182,509         185,381
Freddie Mac Pool #C00680 6.0%, 11/1/28                                         250              26
Freddie Mac Pool #G01930 5.5 %, 9/1/30                                     115,824         102,588
Freddie Mac Pool #A11343 6.0%, 7/1/33                                          972             255
Freddie Mac Pool #G01591 6.5%, 8/1/33                                      373,014         105,784
Freddie Mac Pool #A15114 6.5%, 10/1/33                                         175             100
Freddie Mac Pool #781514 4.77%, 4/1/34                                      22,300          16,121
Freddie Mac Pool #A21745 6.5%, 5/1/34                                        1,976           1,267
Freddie Mac Pool #782905 4.91%, 12/1/34                                     37,049          30,398
Freddie Mac Pool #1B2713 5.11%, 12/1/34                                      6,963           5,006
Freddie Mac Pool #783050 5.06%, 3/1/35                                      11,147           9,291
Freddie Mac Pool #G08072 5.0%, 8/1/35                                      914,622         833,808
Freddie Mac Pool #G08079 5.0%, 9/1/35                                      647,350         589,992
Freddie Mac Pool #A37108 5.0%, 9/1/35                                      383,256         345,284
Freddie Mac Pool #A47297 5.0%, 10/1/35                                     357,507         325,184
Freddie Mac Pool #G01954 5.0%, 11/1/35                                     998,127              92
Freddie Mac Pool #G01942 5.0%, 11/1/35                                     683,560         630,479

Freddie Mac Pool #G01945 5.0%, 11/1/35                                     356,534    $    330,924
Freddie Mac Pool #G01962 5.0%, 12/1/35                                     757,333         701,294
Freddie Mac Pool #A48582 6.0%, 4/1/36                                      716,738         710,545
Freddie Mac Pool #G02296 5.0%, 6/1/36                                    1,486,692       1,425,565
Freddie Mac Pool #A60998 6.0%, 7/1/36                                      386,997         391,096
Freddie Mac Pool #G02244 6.5%, 7/1/36                                      100,073          99,019
Freddie Mac Pool #G08146 6.0%, 8/1/36                                        3,717           3,745
Freddie Mac Pool #H01569 6.0%, 8/1/36                                      440,360         444,892
Freddie Mac Pool #A51626 6.5%, 8/1/36                                      548,554         560,952
Freddie Mac Pool #G08148 7.0%, 8/1/36                                      389,709         397,497
Freddie Mac Pool #A52230 6.0%, 9/1/36                                      281,544         284,526
Freddie Mac Pool #A52324 6.0%, 9/1/36                                        3,717           3,756
Freddie Mac Pool #A52800 6.0%, 9/1/36                                       58,721          59,343
Freddie Mac Pool #G02324 7.0%, 9/1/36                                    1,429,314       1,438,558
Ginnie Mae Pool #8900 5.38%, 1/20/22                                       137,909           6,841
Ginnie Mae Pool #8996 5.38%, 6/20/22                                       120,208           5,271
Ginnie Mae Pool #8542 5.13%, 11/20/24                                      201,284           5,244
Ginnie Mae Pool #8562 5.13%, 12/20/24                                      246,114           4,809
Ginnie Mae Pool #8628 5.38%, 5/20/25                                       389,327           6,922
Ginnie Mae Pool #8699 4.75%, 9/20/25                                       354,528           5,496
Ginnie Mae Pool #8876 5.38%, 5/20/26                                       239,681           4,762
Ginnie Mae Pool #8894 5.38%, 6/20/26                                       242,381           6,535
Ginnie Mae Pool #8949 4.75%, 8/20/26                                       371,673           4,484
Ginnie Mae Pool #587033 7.0%, 4/15/32                                           93               8
Ginnie Mae Pool #781590 5.5%, 4/15/33                                        5,018           1,891
Ginnie Mae Pool #604790 5.0%, 11/15/33                                       2,286           1,343
Ginnie Mae Pool #781887 5.0%, 3/15/35                                        1,858           1,516
Northern Institutional Liquid Asset Portfolio                           36,022,086      36,022,086
U.S. Treasury Bond, 7.50%, 11/15/16                                        460,950         577,893
U.S. Treasury Bond, 8.13%, 8/15/21                                          37,308          50,665
U.S. Treasury Note, 4.25%, 10/31/07                                        396,616         400,866
U.S. Treasury Note, 3.88%, 5/15/09                                         307,378         306,230
U.S. Treasury Note, 4.88%, 5/15/09                                         139,976         143,375
U.S. Treasury Note, 3.38%, 9/15/09                                         387,502         374,976
U.S. Treasury Note, 4.13%, 5/15/15                                         389,210         381,853
                                                                                      ------------
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING                              59,348,318
                                                                                      ------------

TOTAL INVESTMENTS (Cost $332,257,238) -- 121.5%                                       $329,725,138

   Liabilities in excess of other assets -- (21.5%)                                   (58,339,745)
                                                                                      ------------
NET ASSETS -- 100.0%                                                                  $271,385,393
                                                                                      ============

---------------

(a) 144A security is restricted as to resale to institutional investors. These securities have been deemed liquid under guidelines established by the Board of Trustees. At September 30, 2006, these securities were valued at $6,391,898 or 2.36% of net assets.

(b)   All or part of this security was on loan, as of September 30, 2006.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.981% - 12/01, $1,350,000 and MMA Community Development Investment, Inc., 4.47% - 12/01, $2,025,000. At September 30, 2006 these securities had an aggregate market value of $3,375,000, representing 1.2% of net assets.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2006. Date presented reflects next rate change date.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

MMA PRAXIS INTERNATIONAL FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                          SHARES       VALUE

COMMON STOCKS -- 94.4%
ARGENTINA -- 0.4%
AGRICULTURE -- 0.1%
Cresud S.A. ADR                                           11,503   $    156,441
                                                                   ------------
BANKS -- 0.1%
Banco Macro Bansud S.A                                     8,768        187,635
                                                                   ------------
REAL ESTATE -- 0.2%
IRSA Inversiones y Representaciones S.A. (a)              23,527        297,852
                                                                   ------------
                                                                        641,928
                                                                   ------------
AUSTRALIA -- 0.3%
AIRPORT DEVELOPMENT -- 0.0%
Macquarie Airports                                        33,008         75,524
                                                                   ------------
GOLD MINING -- 0.2%
Newcrest Mining Ltd.                                      11,677        195,813
                                                                   ------------
INVESTMENT COMPANIES -- 0.1%
Macquarie Infrastructure Group (b)                        74,051        176,608
                                                                   ------------
TRANSPORTATION SERVICES -- 0.0%
Sydney Roads Group (a)                                    24,683         20,420
                                                                   ------------
                                                                        468,365
                                                                   ------------
BELGIUM -- 1.1%
CHEMICALS-SPECIALTY -- 0.2%
Umicore (b)                                                2,341        346,408
                                                                   ------------
ELECTRONIC COMPONENTS -- 0.0%
Barco N.V                                                    833         76,207
                                                                   ------------
SPECIAL PURPOSE ENTITY -- 0.9%
Compagnie Nationale a Portefeuille                           650        226,323
Groupe Bruxelles Lamber S.A                                9,356        998,298
                                                                   ------------
                                                                      1,224,621
                                                                   ------------
                                                                      1,647,236
                                                                   ------------
BERMUDA -- 0.3%
INSURANCE -- 0.3%
Catlin Group Ltd.                                         47,215        422,738
                                                                   ------------
CANADA -- 1.2%
GOLD MINING -- 1.2%
Barrick Gold Corp.                                        43,942      1,349,898
Meridian Gold, Inc. (a)(b)                                19,598        487,206
                                                                   ------------
                                                                      1,837,104
                                                                   ------------

TELECOMMUNICATIONS -- 0.0%
Bell Aliant Regional Communications Income Fund                0   $          8
                                                                   ------------
                                                                      1,837,112
                                                                   ------------
CHINA -- 0.1%
TRANSPORTATION SERVICES -- 0.1%
Sinotrans Ltd.                                           557,000        190,893
                                                                   ------------
DENMARK -- 0.3%
BANKS -- 0.1%
Danske Bank A/S                                            4,800        188,792
                                                                   ------------
INSURANCE -- 0.2%
Trygvesta  AS (b)                                          4,526        269,812
                                                                   ------------
                                                                        458,604
                                                                   ------------
FINLAND -- 0.2%
MACHINERY & ENGINEERING -- 0.2%
KCI Konecranes Oyj (b)                                    12,350        234,425
                                                                   ------------
FRANCE -- 12.9%
AUTOMOTIVE -- 0.4%
PSA Peugeot Citroen                                       10,198        575,040
                                                                   ------------
BANKS -- 2.0%
BNP Paribas S.A                                           29,265      3,148,590
                                                                   ------------
BUILDING & CONSTRUCTION -- 1.7%
Bouygues S.A                                              14,351        767,546
Compagnie de Saint-Gobain                                 17,789      1,290,218
Imerys S.A. (b)                                            6,748        564,722
                                                                   ------------
                                                                      2,622,486
                                                                   ------------
COMPUTER AIDED DESIGN -- 0.6%
Dassault Systemes S.A. (b)                                17,354        976,348
                                                                   ------------
CONSULTING SERVICES -- 0.1%
Altran Technologies S.A. (a)(b)                           20,128        165,383
                                                                   ------------
ELECTRIC SERVICES -- 0.8%
Carbone Lorraine S.A                                       3,717        206,293
Schneider Electric S.A                                     8,739        974,571
                                                                   ------------
                                                                      1,180,864
                                                                   ------------
FOOD DIVERSIFIED -- 1.2%
Sodexho Alliance S.A                                      32,343      1,792,163
                                                                   ------------
FOOD RETAIL -- 2.3%
Carrefour S.A                                             55,875      3,530,401
                                                                   ------------
INSURANCE -- 0.9%
CNP Assurances                                            14,059      1,363,740
                                                                   ------------

MEDIA -- 1.5%
Vivendi Universal S.A                                     63,303   $  2,282,006
                                                                   ------------
OFFICE AUTOMATION & EQUIPMENT -- 1.0%
Neopost S.A                                               13,560      1,617,950
                                                                   ------------
PUBLISHING -- 0.2%
Pagesjaunes (b)                                           12,553        356,542
                                                                   ------------
TELECOMMUNICATIONS -- 0.2%
France Telecom S.A                                        13,252        304,142
                                                                   ------------
                                                                     19,915,655
                                                                   ------------
GERMANY -- 10.0%
APPAREL MANUFACTURERS -- 0.4%
Adidas-Salomon AG (b)                                     13,911        653,701
                                                                   ------------
BANKS -- 2.2%
Deutsche Bank AG                                          26,513      3,208,186
                                                                   ------------
BUILDING & CONSTRUCTION -- 0.4%
Bilfinger Berger AG                                       11,378        673,172
                                                                   ------------
CHEMICALS -- 0.5%
BASF AG                                                   10,445        838,620
                                                                   ------------
ELECTRIC - INTEGRATED -- 2.3%
RWE AG                                                    37,193      3,435,630
                                                                   ------------
INSURANCE -- 0.4%
Allianz AG                                                 3,598        622,653
                                                                   ------------
MACHINERY / PRINT TRADE -- 0.2%
Heidelberger Druckmaschin                                  6,664        275,382
                                                                   ------------
PHARMACEUTICALS -- 1.1%
Fresenius AG                                               9,775      1,744,540
                                                                   ------------
PUBLISHING -- 0.1%
Axel Springer AG                                           1,203        171,164
                                                                   ------------
REAL ESTATE -- 1.3%
IVG Immobilien AG                                         48,465      1,761,861
Patrizia Immobilien AG (a)                                10,529        280,898
                                                                   ------------
                                                                      2,042,759
                                                                   ------------
SOFTWARE -- 0.9%
SAP AG (b)                                                 7,374      1,463,299
                                                                   ------------
TIRE & RUBBER -- 0.2%
Continental  AG                                            2,335        271,235
                                                                   ------------
                                                                     15,400,341
                                                                   ------------

HONG KONG -- 3.0%
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
Guoco Group Ltd.                                          88,000   $  1,123,339
                                                                   ------------
REAL ESTATE INVESTMENT / MANAGEMENT -- 0.5%
Hysan Development Company Ltd.                           295,000        756,556
                                                                   ------------
REAL ESTATE OPERATORS/DEVELOPERS -- 0.4%
Chinese Estates Holdings Ltd. (b)                        472,000        624,027
                                                                   ------------
TELECOMMUNICATIONS -- 1.0%
China Unicom Ltd. (b)                                  1,460,000      1,439,255
                                                                   ------------
TELEVISION -- 0.4%
Television Broadcasts Ltd.                               125,000        673,880
                                                                   ------------
                                                                      4,617,057
                                                                   ------------
HUNGARY -- 0.0%
OIL COMP-INTEGRATED -- 0.0%
Mol Magyar Olaj-Es Gz-Sp GDR                                 823         73,864
                                                                   ------------
IRELAND -- 2.0%
BANKS -- 0.7%
Anglo Irish Bank Corp. plc                                62,029      1,019,332
                                                                   ------------
BUILDING PRODUCTS -- 0.3%
CRH plc                                                   15,115        511,532
                                                                   ------------
FINANCIAL SERVICES -- 1.0%
Irish Life & Permanent plc                                61,359      1,538,156
                                                                   ------------
                                                                      3,069,020
                                                                   ------------
ISRAEL -- 0.5%
PHARMACEUTICALS -- 0.5%
Teva Pharmaceutical Industries Ltd. (b)                   21,525        733,787
                                                                   ------------
ITALY -- 1.5%
FINANCIAL SERVICES -- 1.0%
IFI-Istituto Finanziario Industriale S.p.A. (a)           24,364        612,305
IFIL - Investments S.p.A                                 128,060        865,478
                                                                   ------------
                                                                      1,477,783
                                                                   ------------
RETAIL -- 0.3%
Geox SpA                                                  36,323        452,282
                                                                   ------------
TELECOMMUNICATIONS -- 0.2%
Telecom Italia S.p.A                                     120,788        343,074
                                                                   ------------
                                                                      2,273,139
                                                                   ------------

JAPAN -- 18.7%
ADVERTISING -- 0.1%
DENTSU, INC                                                   56   $    152,178
                                                                   ------------
AUTOMOTIVE -- 1.7%
Toyota Motor Corp.                                        48,000      2,608,762
                                                                   ------------
BANKS -- 4.0%
Bank of Yokohama Ltd.                                    198,000      1,558,857
Chiba Bank                                               115,000      1,025,143
Mitsubishi Tokyo Financial Group, Inc.                       134      1,724,276
Sumitoma Mitsui Financial Group, Inc.                         96      1,007,746
Sumitomo Trust & Banking Co.                              73,000        763,835
                                                                   ------------
                                                                      6,079,857
                                                                   ------------
BUILDING & CONSTRUCTION -- 0.3%
Okumura Corp. (b)                                         91,000        499,970
                                                                   ------------
CHEMICALS -- 0.9%
Hitachi Chemical Co. Ltd.                                 18,000        435,809
Sanyo Chemical Industries Ltd. (b)                        29,000        197,630
Sumitomo Bakelite Co. Ltd.                                33,000        249,194
Sumitomo Chemical Co. Ltd.                                53,000        395,733
Tokuyama Corp.                                            13,000        173,884
                                                                   ------------
                                                                      1,452,250
                                                                   ------------
COSMETICS & TOILETRIES -- 0.9%
Kao Corp.                                                 30,000        800,000
Shiseido Company Ltd.                                     28,000        559,407
                                                                   ------------
                                                                      1,359,407
                                                                   ------------
ELECTRONIC & ELECTRICAL - GENERAL -- 2.3%
CANON, Inc.                                               34,000      1,773,038
Fanuc Ltd.                                                 4,900        382,459
Sharp Corp.                                               43,000        737,143
THK CO. Ltd                                               27,000        637,714
                                                                   ------------
                                                                      3,530,354
                                                                   ------------
ELECTRONIC COMPONENTS - SEMICONDUCTORS -- 0.1%
Tokyo Electron Ltd.                                        2,900        214,324
                                                                   ------------
ENTERTAINMENT SYSTEMS -- 1.9%
Nintendo Co. Ltd.                                         14,200      2,925,951
                                                                   ------------
FINANCIAL SERVICES -- 1.3%
Mizuho Financial Group                                       212      1,643,953
Orix Corp.                                                   710        196,246
Takefuji Corp.                                             3,710        170,228
                                                                   ------------
                                                                      2,010,427
                                                                   ------------
FOOD PRODUCTS & SERVICES -- 0.2%
Ezaki Glico Co. Ltd.                                      28,000        271,881
                                                                   ------------

GAS DISTRIBUTION -- 0.7%
TOKYO GAS CO. LTD                                        219,000   $  1,097,549
                                                                   ------------
INSURANCE -- 0.9%
Mitsui Sumitomo Insurance Co.                             83,000      1,037,808
Sompo Japan Insurance, Inc.                               32,000        419,081
                                                                   ------------
                                                                      1,456,889
                                                                   ------------
MOTION PICTURES & SERVICES -- 0.2%
Toho Co. Ltd. (b)                                         14,500        294,603
                                                                   ------------
REAL ESTATE INVESTMENT / MANAGEMENT -- 0.8%
Mitsubishi Estate Co. Ltd.                                22,000        480,508
Tokyo Tatemono Co. Ltd.                                   61,000        685,782
                                                                   ------------
                                                                      1,166,290
                                                                   ------------
RETAIL -- 0.8%
Isetan Co. Ltd.                                           15,100        254,767
Takashimaya Co. Ltd.                                      31,000        393,651
Yamada Denki Co. Ltd. (b)                                  6,500        651,513
                                                                   ------------
                                                                      1,299,931
                                                                   ------------
SOFTWARE -- 0.4%
SQUARE ENIX CO. LTD. (b)                                  25,300        613,625
                                                                   ------------
TEXTILES -- 0.7%
TORAY INDUSTRIES, INC                                    151,000      1,136,415
                                                                   ------------
TRANSPORTATION SERVICES -- 0.5%
Central Japan Railway Co.                                     78        832,000
                                                                   ------------
                                                                     29,002,663
                                                                   ------------
MEXICO -- 0.7%
BROADCAST SERVICES -- 0.3%
Grupo Televisa S.A                                        18,735        398,306
                                                                   ------------
BUILDING PRODUCTS -- 0.4%
Cemex S.A. ADR (b)                                        21,861        657,579
                                                                   ------------
RETAIL -- 0.0%
Controladora Comercial Mexicana S.A. de C.V               37,900         76,188
                                                                   ------------
                                                                      1,132,073
                                                                   ------------
NETHERLANDS -- 4.7%
BANKS -- 0.9%
Abn Amro Holding N.V                                      50,117      1,461,600
                                                                   ------------
BUILDING & CONSTRUCTION -- 0.1%
Koninklijke Boskalis Westminster N.V                       3,013        195,989
                                                                   ------------
CHEMICALS -- 0.6%
Akzo Nobel N.V                                            14,671        903,718
                                                                   ------------

ELECTRONIC & ELECTRICAL - GENERAL -- 0.9%
Philips Electronics N.V                                   38,693   $  1,357,554
                                                                   ------------
FINANCIAL SERVICES -- 1.7%
ING Groep N.V                                             57,431      2,526,193
                                                                   ------------
HUMAN RESOURCES -- 0.1%
USG People N.V. (b)                                        3,120        218,180
                                                                   ------------
TELECOMMUNICATIONS -- 0.4%
Koninklijke (Royal) KPN N.V                               48,200        614,838
                                                                   ------------
                                                                      7,278,072
                                                                   ------------
NORWAY -- 1.7%
OIL COMP-INTEGRATED -- 1.1%
Statoil ASA                                               66,600      1,574,052
                                                                   ------------
TELECOM SERVICES -- 0.6%
Telenor ASA                                               75,000        977,936
                                                                   ------------
                                                                      2,551,988
                                                                   ------------
RUSSIA -- 0.5%
STEEL -- 0.1%
Evraz Group GDR                                            8,681        204,438
                                                                   ------------
TELECOMMUNICATIONS -- 0.4%
AFK Sistema                                               18,829        492,378
                                                                   ------------
                                                                        696,816
                                                                   ------------
SINGAPORE -- 1.2%
DIVERSIFIED OPERATIONS -- 0.8%
Keppel Corp. Ltd.                                        133,000      1,239,391
                                                                   ------------
FINANCIAL SERVICES -- 0.4%
DBS Group Holdings Ltd.                                   47,000        568,190
                                                                   ------------
                                                                      1,807,581
                                                                   ------------
SOUTH AFRICA -- 0.0%
MINING -- 0.0%
Impala Platinum Holdings Ltd.                                427         70,476
                                                                   ------------
SOUTH KOREA -- 0.6%
AUTOMOTIVE -- 0.2%
Hyundai Motor Co. Ltd. GDR (b)                            14,605        368,776
                                                                   ------------
FOOD PRODUCTS -- 0.2%
Lotte Confectionary Co. Ltd. (a)                             212        258,545
                                                                   ------------
RETAIL -- 0.1%
Lotte Shopping Co. Ltd.                                      230         81,427
                                                                   ------------

TELECOMMUNICATIONS -- 0.1%
KT Corp. (a)                                               4,730   $    203,946
                                                                   ------------
                                                                        912,694
                                                                   ------------
SPAIN -- 3.4%
APPAREL -- 0.3%
Industria de Diseno Textil, S.A                            8,458        394,238
                                                                   ------------
BANKS -- 0.6%
Banco Santander Central Hispano S.A                       60,139        950,908
                                                                   ------------
UTILITIES - TELECOMMUNICATIONS -- 2.5%
Telefonica S.A                                           223,212      3,869,027
                                                                   ------------
                                                                      5,214,173
                                                                   ------------
SWEDEN -- 0.5%
METAL PROCESSORS -- 0.3%
Assa Abloy AB (a)                                         27,800        516,873
                                                                   ------------
RETAIL -- 0.2%
AB Lindex                                                 21,600        325,701
                                                                   ------------
                                                                        842,574
                                                                   ------------
SWITZERLAND -- 11.6%
CHEMICALS -- 0.8%
Lonza Group AG                                            16,746      1,159,792
                                                                   ------------
FINANCIAL SERVICES -- 1.0%
UBS AG                                                    26,232      1,569,221
                                                                   ------------
FOOD PRODUCTS -- 5.1%
Lindt & Spruengli AG                                         498      1,121,934
Nestle S.A                                                19,057      6,644,955
                                                                   ------------
                                                                      7,766,889
                                                                   ------------
INSURANCE -- 1.0%
Baloise Holding Ltd.                                       8,593        843,219
Swiss Re                                                   9,853        754,104
                                                                   ------------
                                                                      1,597,323
                                                                   ------------
INVESTMENT COMPANIES -- 0.5%
Pargesa Holding AG                                         8,613        832,783
                                                                   ------------
PHARMACEUTICALS -- 3.1%
Novartis AG                                               32,948      1,923,548
Roche Holding AG                                          16,636      2,876,442
                                                                   ------------
                                                                      4,799,990
                                                                   ------------

PUBLISHING -- 0.1%
Edipresse S.A                                                245   $     99,536
                                                                   ------------
                                                                     17,825,534
                                                                   ------------
TAIWAN -- 1.5%
FINANCIAL SERVICES -- 0.4%
Chinatrust Financial Holding Co. Ltd.                    765,160        570,894
                                                                   ------------
SEMICONDUCTORS -- 0.3%
United Microelectronics Corp. ADR                        801,000        448,831
                                                                   ------------
TELECOMMUNICATIONS -- 0.7%
Chunghwa Telecom Co. Ltd.                                607,660      1,007,719
Chunghwa Telecom Co. Ltd. ADR (b)                          7,616        131,839
                                                                   ------------
                                                                      1,139,558
                                                                   ------------
TEXTILES -- 0.1%
Far Eastern Textile Ltd.                                 253,340        187,872
                                                                   ------------
                                                                      2,347,155
                                                                   ------------
TURKEY -- 0.0%
HOUSEWARES -- 0.0%
Turk Sise ve Cam Fabrikalari AS (a)                       23,599         76,904
                                                                   ------------
UNITED KINGDOM -- 15.5%
BANKS -- 6.5%
HBOS plc                                                  37,117        734,488
HSBC Holdings plc                                         59,600      1,087,086
HSBC Holdings plc                                        125,775      2,294,631
Lloyds TSB Group plc                                     137,718      1,392,263
Royal Bank of Scotland Group plc                         129,410      4,457,820
                                                                   ------------
                                                                      9,966,288
                                                                   ------------
CONTAINERS -- 0.4%
Rexam plc                                                 59,986        641,805
                                                                   ------------
INSURANCE -- 0.2%
Amlin PLC                                                 67,123        348,087
                                                                   ------------
MEDICAL PRODUCTS -- 0.2%
Smith & Nephew plc                                        29,798        273,908
                                                                   ------------
MINERALS -- 0.8%
BHP Billiton plc                                          68,696      1,185,766
                                                                   ------------
OIL COMP-INTEGRATED -- 2.3%
BG Group plc                                              35,433        430,516
BP plc                                                   292,869      3,191,047
                                                                   ------------
                                                                      3,621,563
                                                                   ------------

PHARMACEUTICALS -- 1.8%
AstraZeneca plc                                           11,120   $    695,117
GlaxoSmithKline plc                                       79,865      2,127,640
                                                                   ------------
                                                                      2,822,757
                                                                   ------------
REAL ESTATE OPERATORS/DEVELOPERS -- 1.4%
British Land Co. plc                                      82,318      2,100,523
                                                                   ------------
RETAIL -- 0.9%
Kingfisher plc                                           138,798        637,928
Next plc                                                  21,303        756,961
                                                                   ------------
                                                                      1,394,889
                                                                   ------------
TELECOMMUNICATIONS -- 1.0%
Vodafone Group plc                                       696,367      1,593,763
                                                                   ------------
                                                                     23,949,349
                                                                   ------------
TOTAL COMMON STOCKS                                                 145,615,312
                                                                   ------------
PREFERRED STOCK -- 0.3%
GERMANY -- 0.3%
AUTOMOTIVE -- 0.3%
Porsche AG                                                   389        402,589
                                                                   ------------
CORPORATE NOTES -- 1.0%
COMMUNITY DEVELOPMENT -- 1.0%
DOMESTIC -- 1.0%
MMA Community Development Investment,
  Inc., 2.98%, 1/1/07, (c)+                         $    495,000        495,000
MMA Community Development Investment,
  Inc., 4.47%, 1/1/07, (c)+                              980,000        980,000
                                                                   ------------
TOTAL CORPORATE NOTES                                                 1,475,000
                                                                   ------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 5.2%
SHORT TERM -- 5.2%
Northern Institutional Liquid Asset Portfolio          8,081,086      8,081,086
                                                                   ------------

TOTAL INVESTMENTS (Cost $125,306,970) -- 100.9%                    $155,650,891

   Liabilities in excess of other assets -- (0.9%)                   (1,381,560)
                                                                   ------------

NET ASSETS -- 100.0%                                               $154,269,331
                                                                   ============

---------------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of September 30, 2006.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.98% - 12/01, $495,000 and MMA Community Development Investment, Inc., 4.47% - 12/01, $980,000. At September 30, 2006 these securities had an aggregate market value of $1,475,000, representing 1.0% of net assets.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2006. Date presented reflects next rate change date.

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

plc - Public Liability Co.

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

MMA PRAXIS VALUE INDEX FUND
SCHEDULE OF PORTFOLIO INVESTMENTS
SEPTEMBER 30, 2006 (UNAUDITED)

                                                          SHARES       VALUE

COMMON STOCKS -- 99.1%
ADVERTISING AGENCIES -- 0.1%
Interpublic Group of Co., Inc. (a)(b)                      5,910   $     58,509
                                                                   ------------
AIRLINES -- 0.2%
Southwest Airlines Co.                                     7,260        120,952
                                                                   ------------
APPAREL MANUFACTURERS -- 0.4%
Hanesbrands, Inc. (a)                                      1,091         24,558
Jones Apparel Group, Inc.                                  1,590         51,580
Liz Claiborne, Inc. (b)                                    1,620         64,006
V.F. Corp.                                                 1,430        104,319
                                                                   ------------
                                                                        244,463
                                                                   ------------
AUTOMOTIVE -- 0.6%
Avis Budget Group, Inc. (b)                                1,906         34,861
BorgWarner, Inc.                                           1,300         74,321
Cummins Engine, Inc. (b)                                     540         64,384
Ford Motor Co. (b)                                        20,480        165,683
                                                                   ------------
                                                                        339,249
                                                                   ------------
BANKS -- 15.9%
AmSouth Bancorp                                            4,960        144,038
Bank of America Corp.                                     45,210      2,421,901
Bank of New York Co., Inc.                                 8,420        296,889
BB&T Corp.                                                 6,280        274,938
Berkshire Hathaway, Inc., Class B (a)                        101        320,574
Comerica, Inc.                                             2,300        130,916
Compass Bancshares, Inc.                                   1,640         93,447
Fifth Third Bancorp                                        6,800        258,944
First Horizon National Corp. (b)                           1,730         65,757
Huntington Bancshares, Inc.                                4,270        102,181
KeyCorp                                                    4,870        182,333
M & T Bank Corp.                                           1,220        146,351
Marshall & Ilsley Corp.                                    2,970        143,095
Mellon Financial Corp.                                     4,600        179,860
National City Corp.                                        7,010        256,566
North Fork Bancorp., Inc.                                  5,450        156,088
Northern Trust Corp.                                       2,561        149,639
People's Bank (b)                                          2,340         92,687
Popular, Inc. (b)                                          3,380         65,707
Regions Financial Corp.                                    5,200        191,308
SunTrust Banks, Inc.                                       3,750        289,800
U.S. Bancorp                                              19,730        655,431
UnionBanCal Corp.                                          2,010        122,409
Wachovia Corp.                                            16,040        895,032
Wells Fargo & Co.                                         34,100      1,233,738
Zions Bancorp                                              1,420        113,330
                                                                   ------------
                                                                      8,982,959
                                                                   ------------

BEVERAGES -- 2.2%
Coca-Cola Company                                         22,040   $    984,747
Coca-Cola Enterprises, Inc. (b)                            5,760        119,981
Pepsi Bottling Group, Inc.                                 3,670        130,285
                                                                   ------------
                                                                      1,235,013
                                                                   ------------
BROADCAST SERVICES & PROGRAMMING -- 0.8%
CBS Corp., Class B                                         7,670        216,064
Clear Channel Communications, Inc.                         7,560        218,106
                                                                   ------------
                                                                        434,170
                                                                   ------------
BROKERAGE SERVICES -- 6.6%
Bear Stearns Cos., Inc.                                    1,290        180,729
JPMorgan Chase & Co.                                      34,680      1,628,572
Lehman Brothers Holdings, Inc.                             5,380        397,367
Merrill Lynch & Co.                                        9,100        711,802
Morgan Stanley                                            11,250        820,238
                                                                   ------------
                                                                      3,738,708
                                                                   ------------
BUSINESS SERVICES -- 0.2%
ARAMARK Corp., Class B                                     1,420         46,661
Manpower, Inc.                                               970         59,432
                                                                   ------------
                                                                        106,093
                                                                   ------------
CHEMICALS - GENERAL -- 1.5%
Air Products & Chemicals, Inc.                             2,340        155,306
Lyondell Chemical Co. (b)                                  3,730         94,630
PPG Industries, Inc.                                       1,910        128,123
Praxair, Inc.                                              3,250        192,269
Rohm and Haas Company                                      2,740        129,739
Sovereign Bancorp, Inc. (b)                                6,368        136,976
                                                                   ------------
                                                                        837,043
                                                                   ------------
COMMUNICATIONS SERVICES -- 0.1%
NTL, Inc.                                                  3,300         83,919
                                                                   ------------
COMPUTER SERVICES -- 0.2%
Electronic Data Systems Corp.                              5,340        130,937
                                                                   ------------
COMPUTER STORAGE DEVICES -- 0.2%
Seagate Technology                                         5,290        122,146
                                                                   ------------
COMPUTERS & PERIPHERALS -- 4.6%
EMC Corp. (a)                                                 70            839
Hewlett-Packard Co.                                       27,060        992,831
International Business Machines Corp.                     14,720      1,206,157
Lexmark International, Inc., Class A (a)(b)                1,390         80,147
NCR Corp. (a)                                              2,360         93,173
Sun Microsystems, Inc. (a)                                41,650        207,001
                                                                   ------------
                                                                      2,580,148
                                                                   ------------

CONGLOMERATES -- 0.6%
Emerson Electric Co.                                       4,260   $    357,244
                                                                   ------------
CONSTRUCTION SERVICES -- 0.3%
D.R. Horton, Inc.                                          3,570         85,501
Lennar Corp.                                               1,730         78,283
                                                                   ------------
                                                                        163,784
                                                                   ------------
CONSUMER FINANCIAL SERVICES -- 0.2%
H&R Block, Inc.                                            4,390         95,439
                                                                   ------------
CONSUMER PRODUCTS -- 0.4%
General Mills, Inc.                                        3,500        198,100
                                                                   ------------
CONTAINERS - PAPER & PLASTIC -- 0.1%
Avery Dennison Corp.                                       1,380         83,035
                                                                   ------------
COSMETICS & TOILETRIES -- 0.5%
Kimberly-Clark Corp.                                       4,130        269,937
                                                                   ------------
DISTRIBUTION -- 0.4%
Genuine Parts Co.                                          2,980        128,527
W.W. Grainger, Inc.                                        1,080         72,382
                                                                   ------------
                                                                        200,909
                                                                   ------------
ELECTRIC SERVICES -- 1.9%
Alliant Energy Corp.                                       2,010         71,817
Consolidated Edison, Inc. (b)                              3,430        158,466
FPL Group, Inc. (b)                                        4,580        206,100
Mirant Corp. (a)                                           2,930         80,018
NiSource, Inc.                                             4,520         98,265
NRG Energy, Inc. (a)(b)                                    1,650         74,745
Pepco Holdings, Inc.                                       4,130         99,822
TXU Corp.                                                  4,490        280,715
                                                                   ------------
                                                                      1,069,948
                                                                   ------------
ELECTRONIC & ELECTRICAL - GENERAL -- 0.5%
Arrow Electronics, Inc. (a)                                2,680         73,512
Fisher Scientific International, Inc. (a)                  1,460        114,231
LSI Logic Corp. (a)                                        8,960         73,651
                                                                   ------------
                                                                        261,394
                                                                   ------------
ENERGY -- 0.5%
Valero Energy Corp.                                        5,990        308,305
                                                                   ------------
FINANCIAL SERVICES -- 9.5%
Ambac Financial Group, Inc.                                1,500        124,125
Ameriprise Financial, Inc.                                 2,770        129,913
Capital One Financial Corp.                                3,580        281,603
CIT Group, Inc.                                            3,120        151,726
Citigroup, Inc.                                           45,030      2,236,639

Countrywide Financial Corp.                                6,900   $    241,776
Federal Home Loan Mortgage Corp.                           6,730        446,401
Federal National Mortgage Association                      9,840        550,154
Fidelity National Financial                                2,180         90,797
MBIA, Inc. (b)                                             2,670        164,045
MGIC Investment Corp.                                      1,650         98,951
PNC Financial Services Group, Inc.                         3,230        233,981
T. Rowe Price Group, Inc. (b)                              2,980        142,593
Washington Mutual, Inc.                                   10,200        443,394
                                                                   ------------
                                                                      5,336,098
                                                                   ------------
FIRE, MARINE, AND CASUALTY INSURANCE -- 0.2%
Transatlantic Holdings, Inc.                               1,150         69,471
White Mountains Insurance Group Ltd. (b)                     130         64,605
                                                                   ------------
                                                                        134,076
                                                                   ------------
FOOD DISTRIBUTORS & WHOLESALERS -- 0.5%
Dean Foods Co. (a)                                            50          2,101
Sara Lee Corp.                                             8,730        140,291
SUPERVALU, Inc.                                            3,784        112,196
                                                                   ------------
                                                                        254,588
                                                                   ------------
FOOD PROCESSING -- 1.1%
Bunge Ltd. (b)                                             1,570         90,982
ConAgra Foods, Inc.                                        5,730        140,270
H.J. Heinz Co.                                             3,630        152,206
Hormel Foods Corp.                                         1,010         36,340
Kellogg Co.                                                3,290        162,920
McCormick & Co.                                            1,310         49,754
                                                                   ------------
                                                                        632,472
                                                                   ------------
FOOD PRODUCTS -- 0.7%
Campbell Soup Co. (b)                                      4,170        152,205
J.M. Smucker Co.                                           1,250         59,938
Kraft Foods, Inc. (b)                                      5,210        185,788
                                                                   ------------
                                                                        397,931
                                                                   ------------
FOOD STORES -- 0.6%
Kroger Co.                                                 7,560        174,938
Safeway, Inc.                                              4,910        149,019
                                                                   ------------
                                                                        323,957
                                                                   ------------
FORESTRY -- 0.2%
Plum Creek Timber Co., Inc.                                3,030        103,141
                                                                   ------------
FURNITURE & HOME FURNISHINGS -- 0.1%
Leggett & Platt, Inc.                                      2,290         57,319
                                                                   ------------

HEALTH CARE SERVICES -- 0.3%
AmerisourceBergen Corp.                                    2,330   $    105,316
Triad Hospitals, Inc. (a)(b)                               1,810         79,694
                                                                   ------------
                                                                        185,010
                                                                   ------------
HOTELS & MOTELS -- 0.4%
Starwood Hotels & Resorts Worldwide, Inc.                  2,324        132,909
Wyndham Worldwide Corp. (a)                                2,314         64,723
                                                                   ------------
                                                                        197,632
                                                                   ------------
HOUSEHOLD PRODUCTS -- 0.2%
Newell Rubbermaid, Inc.                                    3,410         96,571
                                                                   ------------
INDUSTRIAL GOODS & SERVICES -- 0.2%
Masco Corp.                                                4,850        132,987
                                                                   ------------
INSURANCE -- 9.7%
Allstate Corp.                                             6,950        435,973
American International Group, Inc.                        25,170      1,667,763
Aon Corp.                                                  3,370        114,142
Assurant, Inc.                                             1,560         83,320
Chubb Corp.                                                4,530        235,379
CIGNA Corp.                                                1,430        166,338
Cincinnati Financial Corp.                                 1,540         74,012
Everest Re Group                                             940         91,678
First American Corp.                                       1,690         71,555
Genworth Financial, Inc.                                   5,000        175,050
Hartford Financial Services Group, Inc.                    3,130        271,528
Lincoln National Corp.                                     3,055        189,654
Marsh & McLennan Cos., Inc.                                6,340        178,471
MetLife, Inc.                                              7,690        435,868
Principal Financial Group, Inc.                            2,960        160,669
Prudential Financial, Inc.                                 5,040        384,300
Radian Group, Inc.                                         1,200         72,000
SAFECO Corp.                                               1,930        113,735
The PMI Group, Inc. (b)                                    1,600         70,096
The St. Paul Travelers Companies, Inc.                     7,340        344,173
Torchmark Corp.                                              650         41,022
UnumProvident Corp. (b)                                    3,910         75,815
WellPoint, Inc. (a)                                          110          8,476
                                                                   ------------
                                                                      5,461,017
                                                                   ------------
INSURANCE PROPERTY-CASUALTY -- 0.6%
ACE Ltd.                                                   3,640        199,217
XL Capital Ltd.                                            2,340        160,758
                                                                   ------------
                                                                        359,975
                                                                   ------------
IRON & STEEL -- 0.1%
United States Steel Corp. (b)                              1,380         79,598
                                                                   ------------
MACHINERY -- 0.4%
Ingersoll-Rand Co. Ltd.                                    4,150        157,617
Stanley Works                                              1,320         65,802
                                                                   ------------
                                                                        223,419
                                                                   ------------

MANUFACTURING -- 1.4%
3M Co.                                                       100   $      7,442
Cooper Industries Ltd., Class A                            1,170         99,708
SPX Corp.                                                  1,110         59,318
Tyco International Ltd.                                   19,460        544,686
Whirlpool Corp. (b)                                          840         70,652
                                                                   ------------
                                                                        781,806
                                                                   ------------
MEDICAL SUPPLIES -- 0.9%
Baxter International, Inc.                                 6,960        316,402
Hillenbrand Industry, Inc. (b)                             1,580         90,028
Thermo Electron Corp. (a)                                  1,970         77,480
                                                                   ------------
                                                                        483,910
                                                                   ------------
MOTION PICTURES -- 0.1%
Regal Entertainment Group (b)                              3,650         72,343
                                                                   ------------
MULTIMEDIA -- 1.1%
Time Warner, Inc.                                         33,510        610,887
                                                                   ------------
NATURAL GAS UTILITIES -- 0.3%
Kinder Morgan, Inc.                                        1,520        159,372
                                                                   ------------
NEWSPAPERS -- 0.8%
E.W. Scripps Co.                                           2,000         95,860
Gannett Co., Inc.                                          2,590        147,189
McClatchy Co., Class A (b)                                   773         32,613
The Washington Post Company, Class B (b)                     102         75,174
Tribune Co. (b)                                            2,490         81,473
                                                                   ------------
                                                                        432,309
                                                                   ------------
OFFICE EQUIPMENT & SERVICES -- 0.8%
Pitney Bowes, Inc.                                         5,890        261,339
Xerox Corp. (a)                                           13,430        208,971
                                                                   ------------
                                                                        470,310
                                                                   ------------
OIL - INTEGRATED -- 2.0%
ConocoPhillips                                            16,420        977,483
Hess Corp.                                                 3,000        124,260
                                                                   ------------
                                                                      1,101,743
                                                                   ------------
OIL & GAS EXPLORATION, PRODUCTION & SERVICES -- 1.6%
Anadarko Petroleum Corp.                                   4,500        197,235
Apache Corp.                                               3,550        224,360
Devon Energy Corp.                                         4,320        272,808
Pioneer Natural Resources                                  1,510         59,071
The Williams Cos., Inc.                                    7,440        177,593
                                                                   ------------
                                                                        931,067
                                                                   ------------

OIL & GAS OPERATIONS -- 0.7%
Chesapeake Energy Corp. (b)                                4,440   $    128,670
Cimarex Energy Co. (b)                                     1,110         39,061
Newfield Exploration Co. (a)                               1,450         55,883
Noble Energy, Inc.                                         1,940         88,445
Sunoco, Inc.                                               1,440         89,554
                                                                   ------------
                                                                        401,613
                                                                   ------------
OIL & GAS TRANSMISSION -- 0.7%
El Paso Corp.                                              7,640        104,210
KeySpan Corp.                                              2,670        109,844
Sempra Energy                                              3,160        158,789
                                                                   ------------
                                                                        372,843
                                                                   ------------
PAPER PRODUCTS -- 0.9%
International Paper Co.                                    5,350        185,271
MeadWestvaco Corp.                                         3,520         93,315
Temple-Inland, Inc.                                        1,600         64,160
Weyerhaeuser Co.                                           2,730        167,977
                                                                   ------------
                                                                        510,723
                                                                   ------------
PHARMACEUTICALS -- 6.4%
Abbott Laboratories                                       15,230        739,569
Bristol-Myers Squibb Co.                                  21,000        523,320
Eli Lilly and Co.                                         10,780        614,460
Hospira, Inc. (a)                                          2,010         76,923
Merck & Co., Inc.                                         21,900        917,609
Wyeth                                                     14,390        731,588
                                                                   ------------
                                                                      3,603,469
                                                                   ------------
PRINTING - COMMERCIAL -- 0.2%
R.R. Donnelley & Sons Co.                                  3,070        101,187
                                                                   ------------
PUBLISHING -- 0.1%
R.H. Donnelley Corp. (b)                                     990         52,371
                                                                   ------------
RAILROADS -- 0.6%
CSX Corp.                                                  4,700        154,301
Norfolk Southern Corp.                                     4,530        199,547
                                                                   ------------
                                                                        353,848
                                                                   ------------
RAW MATERIALS -- 0.2%
Vulcan Materials Co.                                       1,250         97,813
                                                                   ------------
REAL ESTATE INVESTMENT TRUST -- 2.1%
Archstone-Smith Trust                                      2,530        137,733
Developers Diversified Realty Corp. (b)                    1,650         92,004
Equity Office Properties Trust (b)                         3,690        146,714
Equity Residential                                         3,310        167,420

General Growth Properties, Inc.                            2,770   $    131,991
Kimco Realty Corp.                                         2,910        124,752
Public Storage, Inc.                                       1,670        143,603
United Dominion Realty Trust, Inc. (b)                     2,300         69,460
Vornado Realty Trust                                       1,650        179,850
                                                                   ------------
                                                                      1,193,527
                                                                   ------------
REAL ESTATE OPERATIONS -- 2.1%
AMB Property Corp.                                         1,260         69,439
Apartment Investment & Management Co.                      1,630         88,688
AvalonBay Communities, Inc.                                  870        104,748
Boston Properties, Inc.                                    1,290        133,309
Duke Realty Corp.                                          1,920         71,712
Host Hotels & Resorts, Inc.                                5,692        130,518
Macerich Co.                                               1,250         95,450
ProLogis                                                   2,800        159,768
Realogy Corp. (a)(b)                                       2,892         65,591
Simon Property Group, Inc.                                 2,450        222,018
SL Green Realty Corp. (b)                                    430         48,031
                                                                   ------------
                                                                      1,189,272
                                                                   ------------
RECREATIONAL ACTIVITIES -- 0.5%
Carnival Corp.                                             6,480        304,754
                                                                   ------------
RECREATIONAL PRODUCTS -- 0.2%
Mattel, Inc.                                               5,220        102,834
                                                                   ------------
RESIDENTIAL BUILDING CONSTRUCTION -- 0.3%
Centex Corp.                                               1,610         84,718
Pulte Homes, Inc.                                          3,470        110,554
                                                                   ------------
                                                                        195,272
                                                                   ------------
RESTAURANTS -- 0.8%
McDonald's Corp.                                           9,380        366,946
Wendy's International, Inc.                                1,278         85,626
                                                                   ------------
                                                                        452,572
                                                                   ------------
RETAIL -- 2.2%
American Eagle Outfitters, Inc.                            1,860         81,524
Circuit City Stores, Inc. (b)                              2,090         52,480
Federated Department Stores, Inc.                          5,990        258,828
Limited Brands, Inc.                                       4,530        120,000
Nordstrom, Inc.                                            2,970        125,631
Sears Holding Company (a)                                  1,660        262,428
Sherwin-Williams Co.                                       1,770         98,731
The Gap, Inc.                                              9,860        186,847
Tiffany & Co.                                              1,990         66,068
                                                                   ------------
                                                                      1,252,537
                                                                   ------------
SAVINGS & LOANS -- 0.2%
Hudson City Bancorp, Inc.                                  7,260         96,195
                                                                   ------------

SCIENTIFIC & TECHNICAL INSTRUMENTS -- 0.1%
Applera Corp. - Applied Biosystems Group                   1,930   $     63,902
                                                                   ------------
SEMICONDUCTORS -- 0.1%
Intersil Corp.                                             2,120         52,046
                                                                   ------------
SOFTWARE & SERVICES -- 1.0%
BMC Software, Inc. (a)                                     3,370         91,731
Cadence Design Systems, Inc. (a)                           4,610         78,186
Symantec Corp. (a)                                         9,910        210,885
VeriSign, Inc. (a)                                         9,530        192,506
                                                                   ------------
                                                                        573,308
                                                                   ------------
TELECOMMUNICATIONS -- 6.5%
ALLTEL Corp.                                               4,200        233,100
AT&T, Inc.                                                38,370      1,249,326
BellSouth Corp.                                           18,110        774,203
CenturyTel, Inc.                                           1,880         74,580
Telephone & Data Systems, Inc.                             2,540        106,934
Verizon Communications, Inc.                              30,520      1,133,208
Windstream Corp.                                           5,462         72,044
                                                                   ------------
                                                                      3,643,395
                                                                   ------------
TELECOMMUNICATIONS-SERVICES & EQUIPMENT -- 0.3%
Avaya, Inc. (a)                                            6,140         70,242
Embarq Corp.                                               1,370         66,267
Tellabs, Inc. (a)                                          5,170         56,663
                                                                   ------------
                                                                        193,172
                                                                   ------------
WASTE MANAGEMENT -- 0.1%
Republic Services, Inc.                                    1,700         68,357
                                                                   ------------
TOTAL COMMON STOCKS                                                  55,916,952
                                                                   ------------
CORPORATE NOTES -- 0.7%
COMMUNITY DEVELOPMENT -- 0.7%
MMA Community Development Investment,
  Inc., 2.98%, 1/1/07, (c)+                               75,000         75,000
MMA Community Development Investment,
  Inc., 4.47%, 1/1/07, (c)+                              335,000        335,000
                                                                   ------------
TOTAL CORPORATE NOTES                                                   410,000
                                                                   ------------

SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING -- 6.3%
SHORT TERM -- 6.3%
Banco Santander Central Hispano Letter of Credit         152,697        152,697
Northern Institutional Liquid Asset Portfolio          3,259,939      3,259,939
U.S. Treasury Bond, 4.25%, 1/15/11                           284            282
U.S. Treasury Bond, 8.88%, 2/15/19                           242            336
U.S. Treasury Bond, 8.13%, 8/15/19                            69             92
U.S. Treasury Bond, 8.13%, 5/15/21                           115            158
U.S. Treasury Bond, 5.25%, 11/15/28                          691            744
U.S. Treasury Bond, 6.13%, 8/15/29                           806            956

U.S. Treasury Inflation Indexed Note, 2.50%, 7/15/16       3,625   $      3,745
U.S. Treasury Inflation Indexed Notes, 3.63%, 1/15/08     21,610         27,646
U.S. Treasury Inflation Indexed Notes, 3.88%, 1/15/09     27,666         35,596
U.S. Treasury Inflation Indexed Notes, 3.00%, 7/15/12     16,333         19,296
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/14     14,731         15,981
U.S. Treasury Inflation Indexed Notes, 1.63%, 1/15/15     11,393         11,590
U.S. Treasury Inflation Indexed Notes, 2.00%, 1/15/16        886            891
U.S. Treasury Note, 3.38%, 10/15/09                          231            227
                                                                   ------------
TOTAL SECURITIES HELD AS COLLATERAL FOR SECURITIES LENDING            3,530,176
                                                                   ------------

TOTAL INVESTMENTS (Cost $49,499,264) -- 106.1%                     $ 59,857,128

   Liabilities in excess of other assets -- (6.1%)                   (3,418,746)
                                                                   ------------

NET ASSETS -- 100.0%                                               $ 56,438,382
                                                                   ============

------------------

(a)   Non-income producing securities.

(b)   All or part of this security was on loan, as of September 30, 2006.

(c) Represents affiliated restricted security as to resale to investors and is not registered under the Securities Act of 1933. These securities have been deemed illiquid under guidelines established by the Board of Trustees. Acquisition date and current cost: MMA Community Development Investment, Inc., 2.98% - 7/02, $75,000 and MMA Community Development Investment, Inc., 4.47% - 12/01, $335,000. At September 30, 2006 these securities had an aggregate market value of $410,000, representing 0.7% of net assets.

+ Variable rate security. Rates presented are the rates in effect at September 30, 2006. Date presented reflects next rate change date.

ADR - American Depositary Receipt

plc - Public Liability Co.

                                                                     UNREALIZED
FUTURES CONTRACTS PURCHASED                             CONTRACTS   APPRECIATION
                                                        ---------   ------------

S&P 500 Index Futures Contract, expiring December, 2006
(underlying face amount at value $336,350)                  1         $9,125

SEE NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS.

MMA Praxis Mutual Funds

Notes to schedule of portfolio investments
September 30, 2006 (Unaudited)

SECURITIES VALUATION:

Securities are valued at market values determined on the basis of the latest available bid prices in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Investments in investment companies are valued at their respective net asset values as reported by such companies. The differences between the cost and market values of investments are reflected as either unrealized appreciation or depreciation.

The Funds use various independent pricing services to value most of their investments. A pricing service would normally consider such factors as yield, risk, quality, maturity, type of issue, trading characteristics, special circumstances and other factors it deems relevant in determining valuations of normal institutional trading units of debt securities and would not rely exclusively on quoted prices. When fair valuing foreign securities held by the International Fund, certain pricing services might use computerized pricing models to systematically calculate adjustments to foreign security closing prices based on the latest market movements. Such pricing models utilize market data that has been obtained between the local market close and the NYSE close to compute adjustments to foreign security close prices. The methods used by the pricing service and the valuations so established will be reviewed by the Adviser under general supervision of the Funds' Board of Trustees. Securities for which market quotations are not readily available, or are unreliable, are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

SECURITIES TRANSACTIONS:

Security transactions are accounted for on the trade date.

FUTURES CONTRACTS:

The Funds may invest in futures contracts (stock or bond index futures contracts or interest rate futures) to hedge or manage risks associated with a Funds' securities investments. To enter into a futures contract, an amount of cash and cash equivalents, equal to a certain percentage of the market value of the futures contracts, is deposited in a segregated account with the Fund's Custodian and/or in a margin account with a broker to collateralize the position and thereby ensure that the use of such futures is unleveraged. Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, a Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if a Fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. In addition, a Fund might be required to make delivery of the instruments to underlying futures contracts it holds. The inability to close the futures position also could have an adverse impact on a Fund's ability to hedge or manage risks effectively.

SWAP AGREEMENTS:

The Funds may enter into event-linked swaps, including credit default swaps. The credit default swap market allows a Fund to manage credit risk through buying and selling credit protection on specific names or a basket of names. The transactions are documented through swap documents. A "buyer" of credit protection agrees to pay a premium to a counterparty to assume the credit risk of an issuer upon the occurrence of certain events. The "seller" of credit protection receives a premium from a counterparty and agrees to assume the credit risk of an issuer upon the occurrence of certain events.

RESTRICTED SECURITIES:

Investments in restricted securities are valued by the Board of Trustees or valued pursuant to valuation procedures approved by the Board of Trustees (the "Valuation Procedures"). The Valuation Procedures contemplate the Board's delegation of the implementation of the Valuation Procedures to the Adviser. In valuing restricted securities under the Valuation Procedures, the Adviser will consider (but is not limited to) certain specific general factors enumerated in the Valuation Procedures. The Valuation Procedures require that the Adviser report to the Board at each of its regular quarterly meetings regarding valuation of restricted securities and actions taken in connection with the Valuation Procedures.

SECURITIES LENDING:

In order to generate additional income, each Fund may, from time to time, subject to its investment objectives and policies, lend its portfolio securities to broker-dealers, banks, or institutional borrowers of securities pursuant to agreements requiring that the loans be secured by collateral equal in value to 100% of the value of the securities loaned. Collateral for loans of portfolio securities must consist of: (1) cash in U.S. dollars, (2) obligations issued or guaranteed by the U.S. Treasury or by any agency or instrumentality of the U.S. Government, or (3) irrevocable, non-transferable, stand-by letters of credit issued by banks domiciled or doing business within the U.S. and meeting certain credit requirements at the time of issuance. This collateral will be valued daily by the Adviser. Should the market value of the loaned securities increase, the borrower is required to furnish additional collateral to that Fund.

COMMUNITY DEVELOPMENT INVESTMENTS:

Consistent with the investment criteria for socially responsible investing, the Board of Trustees of the Funds has authorized the Funds to make certain types of community development investments. In connection with the community development investments, the Funds have received from the Securities and Exchange Commission ("SEC") an exemptive order that would permit each of the Funds to invest a limited portion of their respective net assets in securities issued by an affiliate of MMA Capital Management (the "Adviser"), MMA Community Development Investments, Inc. ("MMA CDI"). MMA CDI is a not-for-profit corporation that was organized specifically to promote community development investing and it seeks to fund its efforts primarily through the sale to investors of interests in certain investment pools that it has established (the "CDI-Notes"). Assets raised through offerings of CDI-Notes are then invested directly in non-profit and not-for-profit community development organizations. Each Fund, in accordance with guidelines established by the Board of Trustees and in compliance with the SEC's exemptive order, would be permitted to invest up to 3% of its net assets in CDI-Notes.

FEDERAL INCOME TAX INFORMATION

The following information is computed on a tax basis for each item as of September 30, 2006:

                                             Intermediate         Core             Value
                                                Income            Stock            Index        International
                                                 Fund             Fund             Fund              Fund
                                             -------------    -------------    -------------    -------------
Tax cost of portfolio investments            $ 332,258,986    $ 366,512,208    $  50,208,662    $ 125,554,947
                                             =============    =============    =============    =============
Gross unrealized appreciation                    1,649,443       28,273,858       10,743,791       31,105,881

Gross unrealized depreciation                   (4,183,291)      (9,286,751)      (1,095,325)      (1,009,937)
                                             -------------    -------------    -------------    -------------
Net unrealized appreciation (depreciation)      (2,533,848)      18,987,107        9,648,466       30,095,944

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

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                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MMA Praxis Mutual Funds

By (Signature and Title)


/s/ Steven T. McCabe
Steven T. McCabe, Treasurer

Date: November 22, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ Steven T. McCabe
Steven T. McCabe, Treasurer

Date: November 22, 2006


By (Signature and Title)


/s/ John Liechty
John Liechty, President

Date: November 22, 2006